Schedule of short-term leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General Information And Reorganization Transactions
Expense relating to short-term leases	$ 372,721	$ 157,687
Total cash outflow for leases	$ 614,191	$ 372,642